Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions				9 Months Ended
	Nov. 08, 2026	Oct. 13, 2026	Aug. 04, 2026	Sep. 30, 2026	May 31, 2026
Subsequent Events [Line Items]
Estimated financial effect of contingent assets					$ 2.2
Claim amount				$ 6.7
Counterclaim issued		$ 6.7	$ 15.5
Subsequent Event [Member]
Subsequent Events [Line Items]
Cash dividend per share	$ 0.14
Cash dividend of ordinary shares	$ 8.0